Expense Example - Ruk Strategic Growth ETF - Ruk Strategic Growth ETF Class	Mar. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160